Revenues - Schedule of revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Revenues
Total revenues	¥ 178,821	$ 24,962	¥ 143,965
Subscription
Revenues
Total revenues	107,126	14,954	90,475
Value-Added Services
Revenues
Total revenues	19,603	2,736	10,680
Vertical Applications
Revenues
Total revenues	¥ 52,092	$ 7,272	¥ 42,810